Business Combinations - Summary of the Acquisition Date Fair Value of Each Class of Consideration Transferred (Parenthetical) (Detail) - Ibibo Group [Member]	Jan. 31, 2017 shares
Class B Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of instruments or interests issued or issuable	38,971,539
Ordinary Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of instruments or interests issued or issuable	413,035